UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.):      [ ] is a restatement.
                                            [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Westchester Capital Management, Inc.
Address:   100 Summit Lake Drive
           Valhalla, NY 10595

Form 13F File Number:      28-04764



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Frederick W. Green
Title:     President
Phone:     914-741-5600

Signature, Place, and Date of Signing:

   /s/ Frederick W. Green           Valhalla, New York         11/02/05
   ----------------------           ------------------       ------------
        [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     136

Form 13F Information Table Value Total:    $2,085,467,217 (actual)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number         Name
--       --------------------         ----
1        28 -                         Green & Smith Investment Management L.L.C.

 FORM 13F
 WESTCHESTER CAPITAL MANAGEMENT, INC.
 30-Sep-05



Item 1                           Item 2     Item 3      Item 4           Item 5          Item 6    Item 7           Item 8
----------------------------- ------------ --------- ------------- ------------------- ---------- -------- ----------------------
                                                         Fair                                                  Voting authority
                                Title of                Market      SHRS or   SH/ Put/ Investment          -----------------------
Name of Issuer                   Class       CUSIP       Value      PRIN AMT  PRN Call Discretion Managers     Sole   Shared None
----------------------------- ------------ --------- ------------- ---------- --- ---- ---------- -------- ---------- ------ ----
Equities
COMMON STOCK
Albertson's, Inc.             COMMON STOCK 013104104    40,852,755  1,592,700 SH       (a) Sole            (a) Sole
Albertson's, Inc.             COMMON STOCK 013104104     7,423,110    289,400 SH       (b) Shared 1        (a) Sole
Amegy Bancorp, Inc.           COMMON STOCK 02343R102    15,888,976    702,120 SH       (a) Sole            (a) Sole
Amegy Bancorp, Inc.           COMMON STOCK 02343R102     4,955,970    219,000 SH       (b) Shared 1        (a) Sole
Apria Healthcare Group Inc.   COMMON STOCK 037933108     6,314,989    197,900 SH       (a) Sole            (a) Sole
Apria Healthcare Group Inc.   COMMON STOCK 037933108     1,662,511     52,100 SH       (b) Shared 1        (a) Sole
Beverly Enterprises, Inc.     COMMON STOCK 087851309    17,165,925  1,401,300 SH       (a) Sole            (a) Sole
Beverly Enterprises, Inc.     COMMON STOCK 087851309     3,622,325    295,700 SH       (b) Shared 1        (a) Sole
Brookstone, Inc.              COMMON STOCK 114537103    23,084,618  1,157,704 SH       (a) Sole            (a) Sole
Brookstone, Inc.              COMMON STOCK 114537103     5,660,747    283,889 SH       (b) Shared 1        (a) Sole
Cablevision Systems           COMMON STOCK 12686C109    56,905,118  1,855,400 SH       (a) Sole            (a) Sole
 Corporation
Cablevision Systems           COMMON STOCK 12686C109     9,570,573    312,050 SH       (b) Shared 1        (a) Sole
 Corporation
Capital Automotive REIT       COMMON STOCK 139733109    11,761,375    303,833 SH       (a) Sole            (a) Sole
Capital Automotive REIT       COMMON STOCK 139733109     1,889,048     48,800 SH       (b) Shared 1        (a) Sole
Chiron Corporation            COMMON STOCK 170040109    38,869,782    891,100 SH       (a) Sole            (a) Sole
Chiron Corporation            COMMON STOCK 170040109     4,750,218    108,900 SH       (b) Shared 1        (a) Sole
Dictaphone Corporation        COMMON STOCK 253588107     5,162,712    430,226 SH       (a) Sole            (a) Sole
Dictaphone Corporation        COMMON STOCK 253588107     1,220,160    101,680 SH       (b) Shared 1        (a) Sole
Dreyer's Grand Ice Cream,     COMMON STOCK 261877104    86,614,719  1,055,119 SH       (a) Sole            (a) Sole
 Inc.
Dreyer's Grand Ice Cream,     COMMON STOCK 261877104     8,488,188    103,401 SH       (b) Shared 1        (a) Sole
 Inc.
E-LOAN, Inc.                  COMMON STOCK 26861P107     2,097,028    500,484 SH       (a) Sole            (a) Sole
E-LOAN, Inc.                  COMMON STOCK 26861P107     3,788,179    904,100 SH       (b) Shared 1        (a) Sole
Electronics Boutique Holdings COMMON STOCK 286045109    42,866,557    682,154 SH       (a) Sole            (a) Sole
 Corp.
Electronics Boutique Holdings COMMON STOCK 286045109     6,585,632    104,800 SH       (b) Shared 1        (a) Sole
 Corp.
Engineered Support Systems,   COMMON STOCK 292866100    14,592,798    355,575 SH       (a) Sole            (a) Sole
 Inc.
Engineered Support Systems,   COMMON STOCK 292866100     1,872,450     45,625 SH       (b) Shared 1        (a) Sole
 Inc.
Gables Residential Trust      COMMON STOCK 362418105    41,530,792    951,450 SH       (a) Sole            (a) Sole
Gables Residential Trust      COMMON STOCK 362418105     5,598,112    128,250 SH       (b) Shared 1        (a) Sole
The Gillette Company          COMMON STOCK 375766102    94,194,648  1,624,774 SH       (a) Sole            (a) Sole
The Gillette Company          COMMON STOCK 375766102    14,144,497    243,980 SH       (b) Shared 1        (a) Sole
GTECH Holdings Corporation    COMMON STOCK 400518106    43,877,316  1,368,600 SH       (a) Sole            (a) Sole
GTECH Holdings Corporation    COMMON STOCK 400518106     8,156,064    254,400 SH       (b) Shared 1        (a) Sole
Guidant Corporation           COMMON STOCK 401698105    72,417,168  1,051,200 SH       (a) Sole            (a) Sole
Guidant Corporation           COMMON STOCK 401698105     8,528,582    123,800 SH       (b) Shared 1        (a) Sole
Leica Geosystems AG           COMMON STOCK  4064693      1,782,807      3,938 SH       (b) Shared 1        (a) Sole
Hibernia Corporation          COMMON STOCK 428656102    65,771,168  2,189,453 SH       (a) Sole            (a) Sole
Hibernia Corporation          COMMON STOCK 428656102    11,069,740    368,500 SH       (b) Shared 1        (a) Sole
ID Biomedical Corporation     COMMON STOCK 44936D108       480,800     16,000 SH       (a) Sole            (a) Sole
IDX Corporation               COMMON STOCK 449491109        56,134      1,300 SH       (a) Sole            (a) Sole
IDX Corporation               COMMON STOCK 449491109     1,848,104     42,800 SH       (b) Shared 1        (a) Sole
IMS Health Incorporated       COMMON STOCK 449934108    30,191,415  1,199,500 SH       (a) Sole            (a) Sole
IMS Health Incorporated       COMMON STOCK 449934108     3,050,604    121,200 SH       (b) Shared 1        (a) Sole
INAMED Corporation            COMMON STOCK 453235103    48,661,105    642,985 SH       (a) Sole            (a) Sole
INAMED Corporation            COMMON STOCK 453235103     6,565,618     86,755 SH       (b) Shared 1        (a) Sole
infoUSA Inc.                  COMMON STOCK 456818301    11,771,346  1,108,413 SH       (a) Sole            (a) Sole
infoUSA Inc.                  COMMON STOCK 456818301     1,390,944    130,974 SH       (b) Shared 1        (a) Sole
Instinet Group Incorporated   COMMON STOCK 457750107    28,882,380  5,811,344 SH       (a) Sole            (a) Sole
Instinet Group Incorporated   COMMON STOCK 457750107     6,764,344  1,361,035 SH       (b) Shared 1        (a) Sole
IVAX Corporation              COMMON STOCK 465823102    17,908,984    679,400 SH       (a) Sole            (a) Sole
IVAX Corporation              COMMON STOCK 465823102     2,870,604    108,900 SH       (b) Shared 1        (a) Sole
VNU NV                        COMMON STOCK  4970950      7,800,250    250,000 SH       (a) Sole            (a) Sole
LabOne, Inc.                  COMMON STOCK 50540L105    14,385,450    330,700 SH       (a) Sole            (a) Sole
LabOne, Inc.                  COMMON STOCK 50540L105     1,870,500     43,000 SH       (b) Shared 1        (a) Sole
Leitch Technology Corporation COMMON STOCK 52543H107    12,398,695  1,039,200 SH       (a) Sole            (a) Sole
Leitch Technology Corporation COMMON STOCK 52543H107     1,918,505    160,800 SH       (b) Shared 1        (a) Sole
Lin TV Corp.                  COMMON STOCK 532774106    21,578,557  1,546,850 SH       (a) Sole            (a) Sole
Lin TV Corp.                  COMMON STOCK 532774106     3,103,177    222,450 SH       (b) Shared 1        (a) Sole
Skandia Forsakrings AB        COMMON STOCK  5461572     23,432,304  4,496,700 SH       (a) Sole            (a) Sole
Skandia Forsakrings AB        COMMON STOCK  5461572      3,169,851    608,300 SH       (b) Shared 1        (a) Sole
MBNA Corporation              COMMON STOCK 55262L100    66,120,208  2,683,450 SH       (a) Sole            (a) Sole
MBNA Corporation              COMMON STOCK 55262L100     8,765,655    355,749 SH       (b) Shared 1        (a) Sole
Macromedia, Inc.              COMMON STOCK 556100105     7,251,502    178,301 SH       (a) Sole            (a) Sole
Macromedia, Inc.              COMMON STOCK 556100105     1,972,495     48,500 SH       (b) Shared 1        (a) Sole
Versatel Telecom              COMMON STOCK  5731532      3,560,158  1,347,014 SH       (a) Sole            (a) Sole
 International NV
Versatel Telecom              COMMON STOCK  5731532      1,410,569    533,700 SH       (b) Shared 1        (a) Sole
 International NV
Metris Companies Inc.         COMMON STOCK 591598107    16,396,572  1,120,750 SH       (a) Sole            (a) Sole
Metris Companies Inc.         COMMON STOCK 591598107     3,729,918    254,950 SH       (b) Shared 1        (a) Sole
NDCHealth Corporation         COMMON STOCK 639480102    26,707,472  1,411,600 SH       (a) Sole            (a) Sole
NDCHealth Corporation         COMMON STOCK 639480102     5,602,212    296,100 SH       (b) Shared 1        (a) Sole
The Neiman Marcus Group, Inc. COMMON STOCK 640204202    31,944,020    319,600 SH       (a) Sole            (a) Sole
The Neiman Marcus Group, Inc. COMMON STOCK 640204202     3,858,070     38,600 SH       (b) Shared 1        (a) Sole
News Corporation Class A      COMMON STOCK 65248E104        16,182      1,038 SH       (a) Sole            (a) Sole
News Corporation Class A      COMMON STOCK 65248E104     2,041,074    130,922 SH       (b) Shared 1        (a) Sole
NextWave Telecom,  Inc. Class COMMON STOCK 653ESC996        20,000     20,000 SH       (b) Shared 1        (a) Sole
 B Escrow
PacifiCare Health Systems,    COMMON STOCK 695112102    37,692,061    472,450 SH       (a) Sole            (a) Sole
 Inc.
PacifiCare Health Systems,    COMMON STOCK 695112102     4,838,657     60,650 SH       (b) Shared 1        (a) Sole
 Inc.
PanAmSat Holding Corp.        COMMON STOCK 69831Y105    32,156,960  1,328,800 SH       (a) Sole            (a) Sole
PanAmSat Holding Corp.        COMMON STOCK 69831Y105     4,706,900    194,500 SH       (b) Shared 1        (a) Sole
Party City Corporation        COMMON STOCK 702145103     2,982,996    176,300 SH       (a) Sole            (a) Sole
Party City Corporation        COMMON STOCK 702145103     1,796,904    106,200 SH       (b) Shared 1        (a) Sole
PetroKazakhstan Inc.          COMMON STOCK 71649P102    37,534,928    689,600 SH       (a) Sole            (a) Sole
PetroKazakhstan Inc.          COMMON STOCK 71649P102     6,488,056    119,200 SH       (b) Shared 1        (a) Sole
Petroleo Brasileiro S.A.      COMMON STOCK 71654V101       344,250      5,400 SH       (b) Shared 1        (a) Sole
 Class A ADR
Precision Drilling            COMMON STOCK 74022D100     9,830,600    200,000 SH       (a) Sole            (a) Sole
 Corporation
Price Communications          COMMON STOCK 741437305    59,694,467  3,628,843 SH       (a) Sole            (a) Sole
 Corporation
Price Communications          COMMON STOCK 741437305     7,701,545    468,179 SH       (b) Shared 1        (a) Sole
 Corporation
Priority Healthcare           COMMON STOCK 74264T102     9,274,594    332,900 SH       (a) Sole            (a) Sole
 Corporation
Priority Healthcare           COMMON STOCK 74264T102     1,869,406     67,100 SH       (b) Shared 1        (a) Sole
 Corporation
Providian Financial           COMMON STOCK 74406A102     6,860,017    388,010 SH       (a) Sole            (a) Sole
 Corporation
Providian Financial           COMMON STOCK 74406A102     3,341,520    189,000 SH       (b) Shared 1        (a) Sole
 Corporation
Reebok International Ltd.     COMMON STOCK 758110100    33,650,664    594,850 SH       (a) Sole            (a) Sole
Reebok International Ltd.     COMMON STOCK 758110100     4,064,554     71,850 SH       (b) Shared 1        (a) Sole
Renal Care Group, Inc.        COMMON STOCK 759930100    46,018,700    972,500 SH       (a) Sole            (a) Sole
Renal Care Group, Inc.        COMMON STOCK 759930100     7,221,032    152,600 SH       (b) Shared 1        (a) Sole
School Specialty, Inc.        COMMON STOCK 807863105    43,757,416    897,036 SH       (a) Sole            (a) Sole
School Specialty, Inc.        COMMON STOCK 807863105     9,371,857    192,125 SH       (b) Shared 1        (a) Sole
Siebel Systems, Inc.          COMMON STOCK 826170102    60,085,478  5,816,600 SH       (a) Sole            (a) Sole
Siebel Systems, Inc.          COMMON STOCK 826170102     7,915,879    766,300 SH       (b) Shared 1        (a) Sole
Spinnaker Exploration Company COMMON STOCK 84855W109    54,740,678    846,200 SH       (a) Sole            (a) Sole
Spinnaker Exploration Company COMMON STOCK 84855W109     6,663,070    103,000 SH       (b) Shared 1        (a) Sole
SS&C Technologies, Inc.       COMMON STOCK 85227Q100    22,130,487    603,998 SH       (a) Sole            (a) Sole
SS&C Technologies, Inc.       COMMON STOCK 85227Q100     3,760,803    102,642 SH       (b) Shared 1        (a) Sole
Terasen Inc.                  COMMON STOCK 88078K107    19,008,510    620,200 SH       (a) Sole            (a) Sole
Terasen Inc.                  COMMON STOCK 88078K107     1,887,978     61,600 SH       (b) Shared 1        (a) Sole
Time Warner Inc.              COMMON STOCK 887317105    35,222,139  1,944,900 SH       (a) Sole            (a) Sole
Time Warner Inc.              COMMON STOCK 887317105     5,384,103    297,300 SH       (b) Shared 1        (a) Sole
Vincor International Inc.     COMMON STOCK 92733B106    12,259,788    387,600 SH       (a) Sole            (a) Sole
Vincor International Inc.     COMMON STOCK 92733B106     1,973,712     62,400 SH       (b) Shared 1        (a) Sole
WFS Financial Inc.            COMMON STOCK 92923B106    14,466,007    215,300 SH       (a) Sole            (a) Sole
Wendy's International, Inc.   COMMON STOCK 950590109    39,357,255    871,700 SH       (a) Sole            (a) Sole
Wendy's International, Inc.   COMMON STOCK 950590109     5,792,745    128,300 SH       (b) Shared 1        (a) Sole
Westcorp                      COMMON STOCK 957907108    32,065,101    544,399 SH       (a) Sole            (a) Sole
Westcorp                      COMMON STOCK 957907108     7,288,875    123,750 SH       (b) Shared 1        (a) Sole
York International            COMMON STOCK 986670107    14,017,500    250,000 SH       (a) Sole            (a) Sole
 Corporation
York International            COMMON STOCK 986670107     4,093,110     73,000 SH       (b) Shared 1        (a) Sole
 Corporation
Bayerische Hypo- und          COMMON STOCK  B0J7MR2     16,074,496    570,807 SH       (a) Sole            (a) Sole
 Vereinsbank AG
Bayerische Hypo- und          COMMON STOCK  B0J7MR2      1,931,141     68,575 SH       (b) Shared 1        (a) Sole
 Vereinsbank AG
Tommy Hilfiger Corporation    COMMON STOCK G8915Z102    22,849,950  1,317,000 SH       (a) Sole            (a) Sole
Tommy Hilfiger Corporation    COMMON STOCK G8915Z102     4,063,370    234,200 SH       (b) Shared 1        (a) Sole
SBS Broadcasting SA           COMMON STOCK L8137F102    26,951,688    495,800 SH       (a) Sole            (a) Sole
SBS Broadcasting SA           COMMON STOCK L8137F102     3,761,712     69,200 SH       (b) Shared 1        (a) Sole


WARRANTS
Dictaphone Corp warrants        WARRANTS     dctwv          15,118    241,889 SH       (a) Sole            (a) Sole
Dictaphone Corp warrants        WARRANTS     dctwv           4,530     72,482 SH       (b) Shared 1        (a) Sole

Fixed Income
CORPORATE BONDS
Adelphia Communications        CORPORATE   006848AS4     8,712,775 11,695,000 PRN      (a) Sole            (a) Sole
 senior note                     BONDS
9.250% Due 10-01-05
Adelphia Communications        CORPORATE   006848BE4     9,236,760 11,842,000 PRN      (a) Sole            (a) Sole
 senior note                     BONDS
9.375% Due 11-15-09
Adelphia Communications        CORPORATE   006848BE4     3,009,240  3,858,000 PRN      (b) Shared 1        (a) Sole
 senior note                     BONDS
9.375% Due 11-15-09
Adelphia Communications        CORPORATE   006848BG9     1,109,000 27,725,000 PRN      (a) Sole            (a) Sole
 convertible note                BONDS
6.000% Due 02-15-06
Adelphia Communications        CORPORATE   006848BG9       506,000 12,650,000 PRN      (b) Shared 1        (a) Sole
 convertible note                BONDS
6.000% Due 02-15-06
Adelphia Communications        CORPORATE   006848BH7     1,063,320 26,583,000 PRN      (a) Sole            (a) Sole
 convertible note                BONDS
3.250% Due 05-01-21
Adelphia Communications        CORPORATE   006848BH7        28,680    717,000 PRN      (b) Shared 1        (a) Sole
 convertible note                BONDS
3.250% Due 05-01-21
Adelphia Communications        CORPORATE   006848BJ3    18,661,225 24,079,000 PRN      (a) Sole            (a) Sole
 senior note                     BONDS
10.250% Due 06-15-11
Adelphia Communications        CORPORATE   006848BJ3     2,263,775  2,921,000 PRN      (b) Shared 1        (a) Sole
 senior note                     BONDS
10.250% Due 06-15-11
Brookstone, Inc. secured note  CORPORATE   114535AA5     9,900,000 10,000,000 PRN      (a) Sole            (a) Sole
                                 BONDS
12.000% Due 10-15-12
Toys R US note                 CORPORATE   892335AK6    12,953,950 14,555,000 PRN      (a) Sole            (a) Sole
                                 BONDS
7.875% Due 04-15-13
Toys R US note                 CORPORATE   892335AK6     1,731,050  1,945,000 PRN      (b) Shared 1        (a) Sole
                                 BONDS
7.875% Due 04-15-13

Other
PUTS
S&P 500 Index Dec.'05 1150        PUTS      spt.xj       1,095,000      1,500     Put  (a) Sole            (a) Sole
 put

TOTAL:                                               2,085,467,217